Goodwill and other intangible assets - Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2024
IHS Latam tower businesses
Goodwill and other intangible assets
Period of gross margin	10 years
I-Systems
Goodwill and other intangible assets
Period of gross margin	10 years